MFA 2026-NQM1 Trust ABS-15G

Exhibit 99.2 - Schedule 7

Loan ID	Seller Loan ID	Redaction ID	Lender Application Date	Originator QM Status	Final QM Status	Originator QM Status Difference than Final QM Status?	Reason Why NonQM Final Status	APR Pricing Threshold Exceeded?	QM DTI Threshold Exceeded?	Higher Priced Mortgage Loan (HPML)?	Negatively Amortizing Loan?	Principal Deferment?	Interest Only Flag?	Prepayment Penalty?	Balloon Flag?	Adjustable Rate Balloon?	Loan Term Less Than 5 Years?	QM Points and Fees Threshold Exceeded?	QM Total Points and Fees	APR	ATR: Qualifying Payment Properly Considered?	ATR: Current Employment/Self-Employment Verified?	ATR: Balloon Qualifying Payment Properly Considered?	ATR: Reasonable Income or Assets Considered?	ATR: Subject PITIA Adequately Documented?	ATR: All Liabilities Including Alimony and Child Support in DTI?	ATR: Simultaneous Loan Calculated Properly	ATR: Credit History was Considered Properly?	ATR: Did Lender Document All ATR Factors?	ATR: Was an ATR/QM Residual Income Analysis Provided?	Residual Income	Residual Income Meets Guidelines?	Borrower 1 Employment Indicator	Borrower 2 Employment Indicator	Borrower 1 Foreign National Indicator	Borrower 2 Foreign National Indicator	Business Purpose Loan?	Business Purpose Verified?
XXXX	XXXX	87075	XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	No	Interest Only	No	No	No	No	No	Yes	No	No	No	No	No	7765	7.061	Yes	Yes	N/A	Yes	Yes	Yes	Yes	Yes	Yes	Yes	74514.38	Yes	Employed		No		No
XXXX	XXXX	87507	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	No			Yes		No	No	No	No	No	No	No				N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	19621.85	Yes	Employed	Employed	No	No	Yes	Present
XXXX	XXXX	87057	XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	No	APOR Threshold	Yes	No	Yes	No	No	No	No	No	No	No	No	24807.5	8.603	Yes	Yes	N/A	Yes	Yes	Yes	N/A	Yes	Yes	Yes	33657.33	Yes	Employed		No		No